Loans Receivable (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	$ 135,819	$ 82,345
Collectively evaluated for impairment	3,366,662	3,027,430
Total	3,502,481	3,109,775	2,775,857	2,899,525
Loans:
Individually evaluated for impairment	1,510,457	1,429,388
Collectively evaluated for impairment	367,528,793	336,355,596
Total	369,039,250	337,784,984
Unpaid Principal Balance
Total	1,510,457	1,429,388	1,085,318
Recorded Investment
Total	1,510,457	1,429,388	1,085,318
Allowance for Loan Losses Allocated
With an allowance recorded	135,819	82,345	236,682
Average recorded investment
Total	1,598,421	1,582,243	1,570,584
Cash Basis Interest Income Recognized
Total	97,553	85,739	56,330
Commercial loans
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	115,324	58,576
Collectively evaluated for impairment	1,060,160	811,885
Total	1,175,484	870,461	833,607	534,995
Loans:
Individually evaluated for impairment	1,048,443	925,596
Collectively evaluated for impairment	52,620,311	49,950,886
Total	53,668,754	50,876,482
Unpaid Principal Balance
With no related allowance recorded	0	0	0
With an allowance recorded	1,048,443	925,596	884,680
Recorded Investment
With no related allowance recorded	0	0	0
With an allowance recorded	1,048,443	925,596	884,680
Allowance for Loan Losses Allocated
With an allowance recorded	115,324	58,576	213,685
Average recorded investment
With no related allowance recorded	0	0	0
With an allowance recorded	1,116,596	1,057,292	960,820
Cash Basis Interest Income Recognized
With an allowance recorded	66,187	56,035	44,708
Commercial real estate
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	20,495	23,769
Collectively evaluated for impairment	1,064,496	976,535
Total	1,084,991	1,000,304	856,712	1,309,811
Loans:
Individually evaluated for impairment	462,014	503,792
Collectively evaluated for impairment	92,965,281	89,747,232
Total	93,427,295	90,251,024
Unpaid Principal Balance
With no related allowance recorded	0	0	0
With an allowance recorded	462,014	503,792	200,638
Recorded Investment
With no related allowance recorded	0	0	0
With an allowance recorded	462,014	503,792	200,638
Allowance for Loan Losses Allocated
With an allowance recorded	20,495	23,769	22,997
Average recorded investment
With no related allowance recorded	0	0	0
With an allowance recorded	481,825	524,951	609,764
Cash Basis Interest Income Recognized
With an allowance recorded	31,366	29,704	11,622
Consumer loans
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	445,468	260,697
Total	445,468	260,697	231,634	326,123
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	46,882,632	28,831,129
Total	46,882,632	28,831,129
Home equity
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	295,040	300,113
Total	295,040	300,113	281,614	264,513
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	53,150,371	49,424,329
Total	53,150,371	49,424,329
Residential mortgages
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	501,498	678,200
Total	501,498	678,200	572,290	464,083
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	121,910,198	118,402,020
Total	$ 121,910,198	$ 118,402,020